Other Current Financial Assets - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Other current financial assets	€ 3,835	€ 2,495
Contractual limit amount	84,794	109,267
Spire Notes
Disclosure of financial assets [line items]
Contractual limit amount	1,000
Other current financial assets	591
Other long-term credits	€ 295
Short-term credits - bank deposits
Disclosure of financial assets [line items]
Maturity of short-term credits	1 month
Other current financial assets	€ 1,190	981
Deposits and guarantees
Disclosure of financial assets [line items]
Other current financial assets	760	82
Other current financial assets - short-term investments
Disclosure of financial assets [line items]
Other current financial assets	105	114
Telefónica Brazil | Deposits and guarantees
Disclosure of financial assets [line items]
Other current financial assets	17	28
Telefónica Móviles Chile, S.A. | Deposits and guarantees
Disclosure of financial assets [line items]
Other current financial assets	€ 433
Minimum maturity of short-term deposits and guarantees	90 days
Telefonica, S.A.
Disclosure of financial assets [line items]
Other current financial assets	€ 3,835	€ 2,495
Telefonica, S.A. | Deposits and guarantees
Disclosure of financial assets [line items]
Other current financial assets	€ 150